Fees Summary	Oct. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,182,620,000
Total Fee Amount	$ 793,459.12
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 793,459.12